Financial Instruments and Risk Management - Derivative Instruments Not Designated as Hedge (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	$ 115	$ 291
Debt Securities Issued by the U.S. Treasury [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments		150
Euro Denominated Senior Debt Floating Rate Notes Issued by Other Financial Institutions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	27	59
U.S.-Denominated Senior Debt Floating Rate Notes Issued by Other Financial Institutions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	30	29
Available-for-Sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	11	10
Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	8	8
Cash Flow Hedging [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments designated as cash flow hedge	38	29
Not Designated as Hedging Instrument [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments designated as cash flow hedge	1	6
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	76	256
Fair Value, Inputs, Level 1 [Member] | Debt Securities Issued by the U.S. Treasury [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments		150
Fair Value, Inputs, Level 1 [Member] | Euro Denominated Senior Debt Floating Rate Notes Issued by Other Financial Institutions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	27	59
Fair Value, Inputs, Level 1 [Member] | U.S.-Denominated Senior Debt Floating Rate Notes Issued by Other Financial Institutions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	30	29
Fair Value, Inputs, Level 1 [Member] | Available-for-Sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	11	10
Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	8	8
Fair Value, Inputs, Level 1 [Member] | Cash Flow Hedging [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments designated as cash flow hedge
Fair Value, Inputs, Level 1 [Member] | Not Designated as Hedging Instrument [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments designated as cash flow hedge
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	39	35
Fair Value, Inputs, Level 2 [Member] | Debt Securities Issued by the U.S. Treasury [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments
Fair Value, Inputs, Level 2 [Member] | Euro Denominated Senior Debt Floating Rate Notes Issued by Other Financial Institutions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments
Fair Value, Inputs, Level 2 [Member] | U.S.-Denominated Senior Debt Floating Rate Notes Issued by Other Financial Institutions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments
Fair Value, Inputs, Level 2 [Member] | Available-for-Sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments
Fair Value, Inputs, Level 2 [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments
Fair Value, Inputs, Level 2 [Member] | Cash Flow Hedging [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments designated as cash flow hedge	38	29
Fair Value, Inputs, Level 2 [Member] | Not Designated as Hedging Instrument [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments designated as cash flow hedge	1	6
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total
Fair Value, Inputs, Level 3 [Member] | Debt Securities Issued by the U.S. Treasury [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments
Fair Value, Inputs, Level 3 [Member] | Euro Denominated Senior Debt Floating Rate Notes Issued by Other Financial Institutions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments
Fair Value, Inputs, Level 3 [Member] | U.S.-Denominated Senior Debt Floating Rate Notes Issued by Other Financial Institutions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments
Fair Value, Inputs, Level 3 [Member] | Available-for-Sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments
Fair Value, Inputs, Level 3 [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments
Fair Value, Inputs, Level 3 [Member] | Cash Flow Hedging [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments designated as cash flow hedge
Fair Value, Inputs, Level 3 [Member] | Not Designated as Hedging Instrument [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments designated as cash flow hedge